COMMITMENTS AND CONTINGENCIES (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Operating lease commitments
2021	$ 282	¥ 1,838
2022	219	1,432
2023	416	2,717
2024	420	2,739
2025 and thereafter	2,860	18,663
Total	$ 4,197	¥ 27,389